Note 15 - Income Tax- Schedule of Deferred Tax Assets (Liabilities) (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Deferred tax liabilities	$ (4,619)	$ (6,475)
Deferred tax assets	4,619	6,475
Deferred income tax assets / (liabilities)	0	0
Convertible notes [member]
Statement Line Items [Line Items]
Deferred tax liabilities	(4,619)	(6,475)
Property, plant, and equipment [member]
Statement Line Items [Line Items]
Deferred tax liabilities	0	0
Non capital loss carryforwards [member]
Statement Line Items [Line Items]
Deferred tax assets	4,619	6,475
Financial derivative liability [member]
Statement Line Items [Line Items]
Deferred tax assets	$ 0	$ 0